Short-Term Loan (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2022	Aug. 31, 2021	Aug. 16, 2021	Dec. 31, 2022
Short-Term Loan (Details) [Line Items]
Withdrawal of loan			$ 10,000
Borrowings used to prepay certain then outstanding loans		$ 5,000
Bearing interest per annum at percentage				10.00%
Maturity date				Jul. 01, 2022
Payment of facility arrangement fee				$ 250
Obligated to pay a fee at percentage				4.00%
Interest expenses on the short term loans	$ 200
Short-Term Debt [Member]
Short-Term Loan (Details) [Line Items]
Additional borrowings of the company				$ 5,000